Condensed Financial Information of the Parent Company (Details) - Schedule of condensed statements of comprehensive income (loss) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement of Income Captions [Line Items]
Selling and marketing		$ (15,005)
Administrative	$ (1,098,668)	(408,656)	$ (2,093,307)
Other income (expense)		(820)	(686)
Share of profit (loss) in subsidiaries, VIEs and VIEs’ subsidiaries	(11,993,625)	3,164,471	(3,050,722)
Net income (loss)	(13,092,293)	2,739,990	(5,144,715)
Other comprehensive income
Foreign currency translation adjustment	5,507,420	(561,091)	(1,755,528)
Comprehensive income (loss)	$ (7,584,873)	$ 2,178,899	$ (6,900,243)